SEGMENT REPORTING - Schedule of Reportable Operating Segments (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Aug. 31, 2023	May 31, 2023	Feb. 28, 2023	Nov. 30, 2022	Aug. 31, 2022	May 31, 2022	Feb. 28, 2022	Nov. 30, 2021	Aug. 31, 2023	Aug. 31, 2022	Aug. 31, 2021
Segment Reporting Information [Line Items]
Revenues	$ 15,985,200	$ 16,564,585	$ 15,814,158	$ 15,747,802	$ 15,423,656	$ 16,158,803	$ 15,046,693	$ 14,965,153	$ 64,111,745	$ 61,594,305	$ 50,533,389
Depreciation and amortization									1,412,073	1,319,186	1,127,563
Operating income	1,912,920	$ 2,359,288	$ 1,944,581	$ 2,593,100	2,268,189	$ 2,603,118	$ 2,061,580	$ 2,434,294	8,809,889	9,367,181	7,621,529
Net Assets	7,625,046				7,440,796				7,625,046	7,440,796	5,568,733
Property and equipment, net	1,530,007				1,659,140				1,530,007	1,659,140	1,639,105
North America
Segment Reporting Information [Line Items]
Revenues									30,295,587	29,121,385	23,701,341
Depreciation and amortization									553,840	484,894	379,105
Operating income									4,473,701	4,976,890	3,907,883
Net Assets	4,091,045				3,981,668				4,091,045	3,981,668	3,141,318
Property and equipment, net	541,484				598,116				541,484	598,116	537,392
EMEA
Segment Reporting Information [Line Items]
Revenues									22,292,584	21,103,539	17,407,187
Depreciation and amortization									496,966	462,008	412,634
Operating income									2,483,483	2,516,744	2,346,176
Net Assets	2,811,231				2,564,167				2,811,231	2,564,167	1,705,397
Property and equipment, net	458,736				436,360				458,736	436,360	461,219
Growth Markets
Segment Reporting Information [Line Items]
Revenues									11,523,574	11,369,381	9,424,861
Depreciation and amortization									361,267	372,284	335,824
Operating income									1,852,705	1,873,547	1,367,470
Net Assets	722,770				894,961				722,770	894,961	722,018
Property and equipment, net	$ 529,787				$ 624,664				$ 529,787	$ 624,664	$ 640,494